As filed with the Securities and Exchange Commission on November 29, 2022

Securities Act File No. 333-253997

Investment Company Act File No. 811-23645

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☑ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.__
☑ Post-Effective Amendment No. 17
AND/OR
☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑ Amendment No. 19

SHP ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

 14785 Preston Road, Suite 1000

Dallas, TX 75254

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 914.443.5008

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Josef M. Valdman

SHP ETF Trust

14785 Preston Road, Suite 1000

Dallas, TX 75254

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☑  On December 16, 2022 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 5 to the Registration Statement of SHP ETF Trust on behalf of Kurv ExxonMobil (XOM) 2x Long ETF, Kurv ExxonMobil (XOM) 2x Short ETF, Kurv JP Morgan (JPM) 2x Long ETF, Kurv JP Morgan (JPM) 2x Short ETF, Kurv Bank of America (BAC) 2x Long ETF, Kurv Bank of America (BAC) 2x Short ETF, Kurv Apple (AAPL) 2x Long ETF, Kurv Apple (AAPL) 2x Short ETF, Kurv Google (GOOGL) 2x Long ETF, Kurv Google (GOOGL) 2x Short ETF, Kurv Goldman Sachs (GS) 2x Long ETF, Kurv Goldman Sachs (GS) 2x Short ETF, Kurv Morgan Stanley (MS) 2x Long ETF, Kurv Morgan Stanley (MS) 2x Short ETF, Kurv Newmont (NEM) 2x Long ETF, Kurv Newmont (NEM) 2x Short ETF, Kurv Dow (DOW) 2x Long ETF, Kurv Dow (DOW) 2x Short ETF, Kurv Freeport (FCX) 2x Long ETF, and Kurv Freeport (FCX) 2x Short ETF as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on July 8, 2022 (Accession Number 0001387131-22-007529), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until December 16, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Westport, and State of Connecticut, on the 29th day of November 2022.

SHP ETF Trust

By:	/s/ Garrett Paolella
Name:	Garrett Paolella
Title:	President, Principal Executive Officer, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Josef M. Valdman	Trustee and Chairman	November 29, 2022
Josef M. Valdman

/s/ Garrett Paolella	President, Principal Executive Officer, and Trustee	November 29, 2022
Garrett Paolella

*	Trustee	November 29, 2022
Sharon Cheever

*	Trustee	November 29, 2022
Richard Keary

*	Trustee	November 29, 2022
John Jacobs

*	Trustee	November 29, 2022
Robert Sherry

/s/ Josh Hunter	Treasurer and Principal Financial Officer	November 29, 2022
Josh Hunter

*By:	/s/ Garrett Paolella

  Garrett Paolella

* Attorney-in-Fact – Signed pursuant to a Power of Attorney dated February 1, 2022 for Ms. Sharon Cheever, Mr. John Jacobs, and Mr. Robert Sherry, and a Power of Attorney dated May 20, 2022 for Mr. Richard Keary, and filed with Registrant’s registration statement on Form N-1A dated May 24, 2022 and herein incorporated by reference..